FAIR VALUE MEASUREMENT - Interest rate swap (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 16,734	$ 17,568
Total derivatives liability	15,833	19,801
Derivative assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	15,002	14,025
Other non-current assets | Interest rate swaps
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	1,732	3,543
Derivative liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	6,179	13,738
Other non-current liabilities | Interest rate swaps
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 9,654	$ 6,063